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                                 Law Offices
                          Drinker Biddle & Reath LLP
                     Philadelphia National Bank Building
                             1345 Chestnut Street
                         Philadelphia, PA 19107-3496
                          Telephone: (215) 988-2700
                             Fax: (215) 988-2757


                                July 31, 1997


VIA EDGAR TRANSMISSION
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549


        Re:  GALAXY FUND II
             File Nos. (33-33617/811-06051
             -----------------------------

Ladies and Gentlemen:

        On behalf of Galaxy Fund II (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby certify that (i) the Prospectuses and Statements of Additional Information listed below that would have been filed under paragraph (c) of Rule 497 under the 1933 Act would not have differed from those Prospectuses and Statements of Additional Information contained in the Trust's most recent Post-Effective Amendment to its Registration Statement on Form N-1A under the 1933 Act and the Investment Company Act of 1940, as amended, ("PEA #23"), which was filed on July 29, 1997; and (ii) the text of PEA #23 has been filed electronically.

        The Prospectuses and Statements of Additional Information referenced above, which would otherwise have been filed pursuant to Rule 497(c), are:

        (1) Prospectus dated July 29, 1997 for the Large Company Index Fund, Small Company Index Fund, Utility Index Fund, and U.S. Treasury Index Fund;

        (2)  Prospectus dated July 29, 1997 for the Municipal Bond Fund;

        (3) Statement of Additional Information dated July 29, 1997 for the Large Company Index Fund, Small Company Index Fund, Utility Index fund, and U.S. Treasury Index Fund; and

        (4) Statement of Additional Information dated July 29, 1997 for the Municipal Bond Fund.

        Questions and comments concerning this letter may be directed to the undersigned at (215) 988-1137.


                                        Very truly yours,


                                        /s/ Mary Jo Reilly


                                        Mary Jo Reilly